Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VA-2

("Separate Account")

Medley!

Prospectus Dated May 1, 2013

Supplement Dated May 1, 2016

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Balanced Portfolio, Class I-2	Current income and long-term capital appreciation.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class I	Capital growth; income is secondary.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Investment Grade Bond Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")	Index: Barclays Capital Aggregate Bond Index.
Calvert VP Nasdaq 100 Index Portfolio, Class I – AIP	Index: NASDAQ 100® Index.
Calvert VP Natural Resources Portfolio – AIP	Capital growth.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio ** – AIP	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio, ** Class I – AIP	Index: S&P MidCap 400 Index.
Calvert VP SRI Large Cap Core Portfolio (named Calvert VP SRI Large Cap Value Portfolio prior to May 1, 2016)	Total return.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP Portfolio, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
Dreyfus Investment Portfolios	The Dreyfus Corporation
Dreyfus MidCap Stock Portfolio, Service Shares	Index: S&P MidCap 400 Index. **
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Asset Manager (SM) Portfolio, Service Class 2 (1,2,3)	Total return.
Fidelity® VIP Asset Manager: Growth® Portfolio, Service Class 2 (1,2,3)	Total return.
Fidelity® VIP Contrafund® Portfolio, Service Class 2 (2,3)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Service Class 2 (2,3)	Index: S&P 500® Index. **
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,3)	Current income.
Fidelity® VIP Growth Portfolio, Service Class 2 (2,3)	Capital appreciation.
Fidelity® VIP High Income Portfolio, Service Class 2 (2,3)	Income and growth.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 (1,3)	Bond.
Fidelity® VIP Mid Cap Portfolio, Service Class 2 (2,3)	Long-term growth.
Fidelity® VIP Overseas Portfolio, Service Class 2 (2,3)	Long-term growth.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; and (3) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Franklin Income VIP Fund, Class 2	Income.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity Fund, Series I	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Invesco V.I. Global Real Estate Fund, Series I – Invesco Asset Management Limited	Total return through growth of capital and current income.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Mid Cap Growth Fund, Series I	Seek capital growth.
Ivy Funds Variable Insurance Portfolios	Waddell & Reed Investment Management Company
Ivy Funds VIP Balanced	Total return through a combination of capital appreciation and current income.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® New Discovery Series, Initial Class	Seeks capital appreciation.
MFS® Total Return Series, Initial Class	Seeks total return.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
MFS® Strategic Income Portfolio, Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.
ALPS Variable Investment Trust	ALPS Advisors, Inc.
Morningstar Balanced ETF Asset Allocation Portfolio, Class II – Morningstar Investment Management LLC ("Morningstar") (named Ibbotson Balanced ETF Asset Allocation Portfolio prior to May 1, 2016)	Capital appreciation and some current income.
Morningstar Growth ETF Asset Allocation Portfolio, Class II – Morningstar (named Ibbotson Growth ETF Asset Allocation Portfolio prior to May 1, 2016)	Capital appreciation.
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II – Morningstar (named Ibbotson Income and Growth ETF Asset Allocation Portfolio prior to May 1, 2016)	Current income and capital appreciation.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Real Return Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
UIF Global Strategist Portfolio, Class I	Total return.
UIF U.S. Real Estate Portfolio, Class I	Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2015.

3. The Possible Allocations Chart and Asset Allocation Program sections of your prospectus and SAI are deleted and replaced with the following:

POSSIBLE ALLOCATIONS CHART

The following is a summary of the possible allocations of Policy value an Owner may make:

If your Policy was issued WITHOUT a GLWB rider, or was issued WITH a GLWB rider that is currently INACTIVE, you may allocate your Policy value to one of the following options:
You may allocate to any combination of available Subaccounts (variable investment options listed on page 1) and the Fixed Account.[1]	You may allocate to any one of the five available Asset Allocation Program models:[2] ▪ Aggressive ▪ Capital Growth ▪ Balanced ▪ Moderate ▪ Conservative

If your Policy was issued WITH a GLWB rider that is currently ACTIVE, you may allocate your Policy value to one of the following options:
You may allocate to any one of the three allowable Program GLWB Models:[3,4] ▪ GLWB Balanced ▪ GLWB Moderate ▪ GLWB Conservative

You may elect one of the three allowable Non-Program GLWB Models:[5,6]

▪  VM Growth

▪  VM Moderate Growth

▪  VM Moderate

Once you elect to transfer to a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models.

You may NOT allocate any Policy value to the Subaccounts, the Fixed Account, or the Asset Allocation Program models.
[1]	Combinations of available Subaccounts and the Fixed Account are subject to limitations. See the Investment Options section.
[2]	Requires that you meet conditions for participation in the Program. Asset Allocation Program models use fund-specific model recommendations developed by an unaffiliated third party investment adviser.
[3]	Requires that you meet conditions for participation in the Program. Program GLWB Models use fund-specific model recommendations developed by an unaffiliated third party investment adviser.
[4]	If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or you may elect to transfer to a Non-Program GLWB Model. However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable GLWB Models will be limited to Non-Program GLWB Models.
[5]	The Non-Program GLWB Models (also referred to as "VM Models") each consists of a single investment option that is volatility managed by our affiliate, Calvert Investment Management, Inc. See the Non-Program GLWB Models section, below.
[6]	If you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models.

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ASSET ALLOCATION PROGRAM

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program GLWB Models for use with the GLWB Rider are included in the Program. The Program consists of models that were developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services, at no additional cost to Policy Owners.

Ameritas Investment Corp. ("AIC"), an affiliate of ours, has served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC has entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models will terminate on August 1, 2016, and the models in the Program will no longer undergo periodic updates.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program will no longer undergo periodic updates (the models will become "static"). The investment advisory agreement you have previously entered into with AIC will terminate, and AIC will no longer make updates to the models. Policy Owners will receive notice of the termination of their investment advisory agreement and additional notice that the models are becoming static. The models will remain invested in accordance with the most recent model allocations. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You will not be required to take any action if you wish to continue participating in a static model. You may allocate to a different model or discontinue participating in static models after August 1, 2016.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different option.
▪	You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. For these reasons, you will not be able to execute trades online if you participate in the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available on request.

For Policy Owners without an active GLWB rider, the Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the models will retain these descriptions.

▪	Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
▪	Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.

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▪	Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
▪	Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
▪	Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section describes how changes to the Subaccounts' underlying portfolios in the static models will be addressed once the Program becomes static.

For Policy Owners with an active GLWB rider as part of their policy, the GLWB rider requires that you invest your Policy value in one of certain allowable allocation models. Allowable Program GLWB Models available for use with an active GLWB rider are as follows, and will retain these descriptions on and after August 1, 2016. The Program GLWB Models also require your continued participation in quarterly rebalancing.

▪	GLWB Balanced – For long-term investors who do not need current income and want some growth potential. The model is likely to experience fluctuation in value, but presents less volatility than the overall equity market. Losses are still possible;
▪	GLWB Moderate – For investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible; and
▪	GLWB Conservative – For investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The GLWB rider will terminate if you withdraw from an allowable model, allocate any portion of your subsequent premium payments to an investment option that is not consistent with the allowable models, or discontinue quarterly rebalancing. Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation). We reserve the right to offer GLWB Models with or without an asset allocation program.

Owners of Policies with an active GLWB rider who are invested in Program GLWB Models also may make a 100% allocation to a Non-Program GLWB Model, listed later in this section, on or after May 1, 2013. However, if you choose a Non-Program GLWB Model described below, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable allocation models will be limited to Non-Program GLWB Models.

Potential Conflicts of Interest Relating to Program Models and GLWB Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the investment options for such models. Such competing interests include the following. AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds") have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Ameritas Investment Partners, Inc. ("AIP"), also an affiliate of ours. CIM and AIP are compensated for administrative, advisory, and subadvisory services they provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as investment options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged, thus, the percentages of your Policy value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

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4. The Non-Program GLWB Models section of your prospectus, up to but not including the "❖Value+ Option" subsection, is deleted and replaced with the following:

NON-PROGRAM GLWB MODELS

Beginning May 1, 2013, GLWB Models are offered outside of the Program described above and are permitted GLWB Models. These Non-Program GLWB Models are comprised of volatility managed funds, and for that reason, also may be referred to as "VM Models."

Each of the three Non-Program GLWB Models, or VM Models is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. ("CIM"), subject to the oversight of CIM and the fund's Board of Directors. (See Potential Conflicts of Interest, below.) The strategies used by the VM Models limit the volatility risks associated with offering living benefit riders. In providing the VM Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and Ameritas Investment Corp., nor are any of our affiliates an adviser to you as the Policy Owner.

Non-Program GLWB Models available for use with the GLWB rider on or after May 1, 2013 are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

To elect a Non-Program GLWB Model:

▪	You must allocate all of your Policy value to one Non-Program GLWB Model.
▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
▪	Performance of each VM Model is updated monthly on our website and is available upon request.
▪	You may not make changes to your allocations outside the Non-Program GLWB Models. Changes to allocations outside the Non-Program GLWB Models will be considered as having withdrawn from the model and risk termination of your GLWB rider. For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a Non-Program Model. The Service Center will communicate that your election to execute a trade away from a Non-Program Model will result in the discontinuance of the Non-Program GLWB Model for your Policy, prior to you being able to execute any telephone transaction.
▪	Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation).
▪	If participation in the Non-Program GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

These Non-Program GLWB Models also are allowable allocation models on Policies with an active GLWB rider. Owners of Policies with an active GLWB rider who are invested in Program GLWB Models may make a 100% allocation to one of the Non-Program GLWB Models on or after May 1, 2013. If you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models.

The strategies used by the Non-Program GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating. As a result, your Policy value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy value during sharp market losses, but nevertheless, you may still incur losses.

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Potential Conflicts of Interest Relating to Non-Program GLWB Models

In providing investment advisory services for the investments that comprise the VM Models, CIM, together with its affiliates, including us, is subject to competing interests that may influence its decisions. These competing interests typically arise because CIM or one of its affiliates serves as the investment adviser or sub-adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which CIM and its affiliates are subject, see the underlying VM fund prospectuses.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise the VM Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options. We may modify the available investment options, including selection of Non-Program GLWB Models, at any time. We also may discontinue use of a GLWB Model at any time. (See GLWB Rider section, Asset Allocation, for additional information on discontinuation of an allowable allocation model).

The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the allowable models.

5. The Asset Allocation subsection of the GLWB Rider section is deleted and replaced with the following:

Asset Allocation

Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active.

The Program GLWB Models currently available for use with the GLWB rider are: GLWB Balanced, GLWB Moderate, and GLWB Conservative. The conditions of the Asset Allocation Program will apply, and you agree to a rebalancing schedule for the Program GLWB Models. You are permitted to transfer your total Policy value from one Program GLWB Model to another Program GLWB Model. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable allocation model best for you.

Beginning May 1, 2013, allowable allocation models include certain Non-Program GLWB Models. The Non-Program GLWB Models available for use with the GLWB rider are: VM Growth Model, VM Moderate Growth Model, and VM Moderate Model. Each of the three Non-Program GLWB Models is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. Once you elect (or transfer to) a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models.

Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the Subaccount(s) in the allowable allocation model you have selected. All withdrawals will be deducted proportionally from the Subaccount(s) in the allowable allocation model.

We have the right to discontinue access to an allowable allocation model. If an allowable allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining allowable allocation models. If the default model specified is a Non-Program GLWB Model, your allowable allocation models will be limited to Non-Program GLWB Models.

We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

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